Non-current assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	$ 114,836	$ 132,642
Goodwill	12,480	11,868
Intangible assets	6,093	15,539	$ 17,284
Investments in associates	18,975	20,334
Inventories	16,873	20,880
Trade and other receivables	17,948	24,442
Trade and other current payables	(36,014)	(46,829)
Lease liabilities	(9,262)	(9,722)
Current provisions	(3,761)	(2,453)
Defined benefit pension plan and other post-retirement benefit plan deficits	(9,254)	(8,592)
Liabilities included in disposal groups classified as held for sale	(46)	(1,393)
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	1,099	6,359
Goodwill	199	0
Intangible assets	0	610
Investments in associates	0	43
Inventories	0	318
Trade and other receivables	28	135
Trade and other current payables	(36)	(33)
Lease liabilities	0	(280)
Current provisions	(10)	(1,012)
Defined benefit pension plan and other post-retirement benefit plan deficits	$ 0	$ 68